Net finance costs - Finance costs (Details) - ZAR (R) R in Millions		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of detailed information about borrowings
Borrowing costs incurred before amortisation of loan costs and notional interest		R 10,712	R 9,005	R 6,871
Amortisation of loan costs		161	212	132
Notional interest		1,198	1,116	633
Total finance costs		12,071	10,333	7,636
Amounts capitalised to assets under construction, a class of Property, plant and equipment		(1,644)	(1,074)	(740)
Finance costs per income statement		10,427	9,259	6,896
Total finance costs before amortisation of loan costs and notional interest		10,712	9,005	6,871
Add: modification gain				74
Add: amortisation of modification gain			194
Less: unwinding of loan costs			(144)
Less: interest accrued on long-term debt, lease liabilities and short-term debt		(2,071)	(1,966)	(1,463)
Less: interest raised on tax payable		(3)	(6)	(4)
Finance costs per the statement of cash flows	[1]	8,638	7,083	5,478
Debt and interest rate swap
Disclosure of detailed information about borrowings
Borrowing costs incurred before amortisation of loan costs and notional interest		8,952	7,408	5,419
Total finance costs before amortisation of loan costs and notional interest		8,952	7,408	5,419
Secured and unsecured debt
Disclosure of detailed information about borrowings
Borrowing costs incurred before amortisation of loan costs and notional interest		8,952	7,408	5,066
Total finance costs before amortisation of loan costs and notional interest		8,952	7,408	5,066
Interest rate swap
Disclosure of detailed information about borrowings
Borrowing costs incurred before amortisation of loan costs and notional interest				353
Total finance costs before amortisation of loan costs and notional interest				353
Lease liabilities
Disclosure of detailed information about borrowings
Borrowing costs incurred before amortisation of loan costs and notional interest		1,557	1,451	1,357
Total finance costs before amortisation of loan costs and notional interest		1,557	1,451	1,357
Other
Disclosure of detailed information about borrowings
Borrowing costs incurred before amortisation of loan costs and notional interest		203	146	95
Total finance costs before amortisation of loan costs and notional interest		R 203	R 146	R 95

[1]	Included in finance costs paid are amounts capitalised to assets under construction a class of Property, plant and equipment (refer to note 16).